UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Hovde Capital Advisors LLC

Address:   1826 Jefferson Place, NW
           Washington, D.C. 20036


Form 13F File Number: 028-10714


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard Perry
Title:  General Counsel
Phone:  (202) 822-8117

Signature,  Place,  and  Date  of  Signing:

/s/ Richard Perry                  Washington, DC                     5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $      103,643
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14870             Eric D. Hovde
----  --------------------  ----------------------------------------------------
2     028-14900             Jason Swanson
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AGREE REALTY CORP            COM            008492100    2,068   68,702 SH       DEFINED    1,2       68,702      0    0
ANWORTH MORTGAGE ASSET CP    COM            037347101    2,096  331,159 SH       DEFINED    1,2      331,159      0    0
ASSOCIATED ESTATES RLTY CORP COM            045604105    1,539   82,575 SH       DEFINED    1,2       82,575      0    0
BENEFICIAL MUTUAL BANCORP IN COM            08173R104    1,467  142,430 SH       DEFINED    1,2      142,430      0    0
CAPITAL ONE FINL CORP        COM            14040H105    2,702   49,175 SH       DEFINED    1,2       49,175      0    0
COMERICA INC                 COM            200340107    6,334  176,202 SH       DEFINED    1,2      176,202      0    0
ENDURANCE SPECIALTY HLDGS LT SHS            G30397106    3,044   63,662 SH       DEFINED    1,2       63,662      0    0
EPLUS INC                    COM            294268107   42,276  914,872 SH       DEFINED    1,2      914,872      0    0
FIRST BUS FINL SVCS INC WIS  COM            319390100      952   35,407 SH       DEFINED    1,2       35,407      0    0
FIRST UTD CORP               COM            33741H107      156   18,759 SH       DEFINED    1,2       18,759      0    0
HERITAGE FINL CORP WASH      COM            42722X106      902   62,232 SH       DEFINED    1,2       62,232      0    0
IBERIABANK CORP              COM            450828108    3,460   69,172 SH       DEFINED    1,2       69,172      0    0
INTERVEST BANCSHARES CORP    COM            460927106    1,060  180,189 SH       DEFINED    1,2      180,189      0    0
KEYCORP NEW                  COM            493267108    5,883  590,701 SH       DEFINED    1,2      590,701      0    0
OCEAN SHORE HLDG CO NEW      COM            67501R103    1,197   79,797 SH       DEFINED    1,2       79,797      0    0
PNC FINL SVCS GROUP INC      COM            693475105    6,861  103,172 SH       DEFINED    1,2      103,172      0    0
POPULAR INC                  COM NEW        733174700    1,753   63,501 SH       DEFINED    1,2       63,501      0    0
REINSURANCE GROUP AMER INC   COM NEW        759351604    2,555   42,820 SH       DEFINED    1,2       42,820      0    0
SHORE BANCSHARES INC         COM            825107105      407   59,899 SH       DEFINED    1,2       59,899      0    0
SPDR GOLD TRUST              GOLD SHS       78463V107    8,804   56,994 SH       DEFINED    1,2       56,994      0    0
SUNTRUST BKS INC             COM            867914103    5,207  180,751 SH       DEFINED    1,2      180,751      0    0
SYNOVUS FINL CORP            COM            87161C105    1,668  602,100 SH       DEFINED    1,2      602,100      0    0
TOWER GROUP INTL LTD         COM            G8988C105      923   50,000 SH       DEFINED    1,2       50,000      0    0
UNITED FIRE GROUP INC        COM            910340108      329   12,929 SH       DEFINED    1,2       12,929      0    0


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